UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Barry M.  Kitt
           -----------------------------------------------------
Address:   4965 Preston Park Blvd
           -----------------------------------------------------
           Suite 240, Plano, TX 75093
           -----------------------------------------------------

Form 13F File Number: 028-12801


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Signature,  Place,  and  Date  of  Signing:

  /s/Barry M. Kitt                Plano, TX                 May 5, 2009
-------------------------------------------------------------------------
   [Signature]                   [City, State]                 [Date]


Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number     Name
028-12894          Pinnacle Advisers, L.P.
028-12898          Pinnacle China Advisers, L.P.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        ----------
Form 13F Information Table Entry Total:          2
                                        ----------
Form 13F Information Table Value Total:        199
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE

                                                       VALUE   SHARES/   SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------ ----------------- --------- -------- ---------- --- ---- ------- -------- ---------- ---------- ---------
Heckmann Corp            Common            422680108      163      35580 SH       SOLE                      X          0         0
Zhongpin Inc.            Common            98952K107       36       4000 SH       SOLE                      X          0         0